Stock-based Compensation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Units	10,000	150,000
Employee Common Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,000,000
Allocated Share-based Compensation Expense		$ 1,000,000
Employee Common Share Purchase Plan [Member] | Scenario 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employer Matching Percentage	20.00%
Employee Common Share Purchase Plan [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employer Matching Percentage	10.00%
Employee Common Share Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution	$ 25
Employee Common Share Purchase Plan [Member] | Minimum [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution	3,000
Employee Common Share Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution	8,000
Employee Common Share Purchase Plan [Member] | Maximum [Member] | Scenario 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution	3,000
Employee Common Share Purchase Plan [Member] | Maximum [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution	$ 8,000
Common Shareholders Dividend Reinvestment and Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Reinvestment Plan Percentage Discount From Average Market Price Of Common Shares	5.00%
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	11,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Contractual Term, Employee Retirement Or Termination For Other Than Just Cause	24 months
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Contractual Term, Employee Termination For Just Cause Or Resignation Or Death	6 months
Fair Value Assumptions, Historical Volatility Period	5 years
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 1,000,000	2,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Cash Received	1,000,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 1,000,000	$ 2,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 21.99	$ 21.58
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit	$ 46.19	$ 46.19
Stock Option Plan [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Deferred Share Unit Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 2,000,000	$ 7,000,000
Stock Issued During Period, Shares, Conversion of Units	1
Number Of Trading Days	10 days
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 1,000,000	2,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 37,000,000	35,000,000
Deferred Share Unit Plans [Member] | Scenario 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Share Unit Plan Percentage Of Value Of Actual Annual Incentive Award	25.00%
Deferred Share Unit Plans [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Share Unit Plan Percentage Of Value Of Actual Annual Incentive Award	50.00%
Performance Share Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 14,000,000	14,000,000
Number Of Trading Days	50 days
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 4,000,000	$ 4,000,000
Performance-based Share Unit Plan Performance Cycle Term	3 years